Note 15 - Stock-based Compensation (Details) - USD ($)	1 Months Ended		12 Months Ended			36 Months Ended	50 Months Ended	81 Months Ended
	Jun. 22, 2012	Jun. 30, 2008	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2009	May. 31, 2008	Nov. 30, 2009	May. 30, 2009	May. 29, 2009	Mar. 30, 2009	Mar. 02, 2006	Aug. 31, 2000	Dec. 31, 1999
Note 15 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			43,263,900
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			177,528,800	228,666,600		177,528,800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number			127,127,050			127,127,050
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)			$ 0.0127	$ 0.0245	$ 0.0263
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)			$ 2,534,000			$ 2,534,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term			2 years 113 days
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options (in Dollars)			$ 211,000	$ 302,000	$ 360,000
Purchase Plan 1999 [Member]
Note 15 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized														50,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		20,000,000						40,000,000
Share-Based Compensation Arrangement By Share-Based Payment Award Minimum Employee Subscription Rate			1.00%			1.00%
Share-Based Compensation Arrangement By Share-Based Payment Award Employee Subscription Rate Maximum			10.00%			10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Offering Date			90.00%
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Purchase Date			90.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			10 years
Stock Issued During Period, Shares, Employee Stock Purchase Plans							10,685,400
Purchase Plan 2009 [Member]
Note 15 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized									25,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	15,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			10 years
Stock Issued During Period, Shares, Employee Stock Purchase Plans						16,164,150
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)			$ 0.008	$ 0.0104	$ 0.0106
Stock Plan 1997 [Member]
Note 15 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			185,000,000			185,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			0
Stock Incentive Plan 1999 [Member]
Note 15 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant															150,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			722,300			722,300
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number			722,300			722,300
Share Option Plan 2005 [Member]
Note 15 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													100,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	50,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			8 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant										175,000,000	100,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			176,806,500			176,806,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number			126,404,750			126,404,750
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value (in Dollars)			$ 2,000		$ 9,000
Share Incentive Plan 2005 [Member]
Note 15 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized												75,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	62,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant											75,000,000	125,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value (in Dollars)				$ 13,000
Annual Increase [Member] | Stock Incentive Plan 1999 [Member]
Note 15 - Stock-based Compensation (Details) [Line Items]
ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingPeriodIncreaseDecreasePercentage			4.00%
Restricted Stock Units (RSUs) [Member]
Note 15 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value (in Dollars)			$ 1,246,000	$ 1,189,000	$ 1,321,000
Maximum [Member] | Annual Increase [Member] | Stock Incentive Plan 1999 [Member]
Note 15 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized			75,000,000